Prospectus [Line Items]
Risk/Return [Heading]	Income Builder Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

Objective, Secondary [Text Block]	The Fund’s secondary investment goal is long-term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Retirement (3) - Thornburg Investment Income Builder Fund	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Retirement (3) - Thornburg Investment Income Builder Fund		Class R3	Class R4	Class R5	Class R6
Management Fees		0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none	none
Other Expenses	[1]	0.33%	0.53%	0.43%	0.43%
Acquired Fund Fees and Expenses		0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.72%	1.67%	1.32%	1.32%
Fee Waiver/Expense Reimbursement	[2]	(0.02%)	(0.07%)	(0.13%)	(0.32%)
Net Expenses (as a percentage of Assets)	[3]	1.70%	1.60%	1.19%	1.00%
[1]	Other expenses have been restated from the most recent fiscal year end to reflect current expense arrangements.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses do not exceed 1.50% 1.40%, 0.99%, and 0.80% respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund's Trustees at any time, but may not be terminated by Thornburg or TSC before June 15, 2019, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC may recoup amounts waived or reimbursed during the Fund's fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[3]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Retirement (3) - Thornburg Investment Income Builder Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R3	173	540	931	2,029
Class R4	163	520	901	1,970
Class R5	121	406	711	1,579
Class R6	102	387	693	1,562

Explanation of Acquired Fund Fees and Expenses [Text Block]

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 98–99, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.37% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 61.

Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to a Blended Benchmark, comprised of 25% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2017. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	23.35%	6-30-09
Lowest Quarterly Results	-15.21%	12-31-08

Performance Table Heading	Average Annual Total Returns (periods ended 12-31-17)
Performance [Table]
Average Annual Total Returns - Retirement (3) - Thornburg Investment Income Builder Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class R3	14.49%	7.36%	4.80%
Class R3 | Return After Taxes on Distributions	12.48%	5.50%	2.81%
Class R3 | Return After Taxes on Distributions and Sales of Fund Shares	8.14%	4.82%	2.77%
Class R4	14.58%	7.47%		5.61%	Feb. 01, 2008
Class R4 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.42%	9.28%		5.67%	Feb. 01, 2008
Class R5	14.98%	7.89%	5.31%
Class R6				11.34%	Apr. 10, 2017
Class R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)				12.15%	Apr. 10, 2017
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.42%	9.28%	5.05%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.